NOTE 22 - General and Administrative Expenses: Schedule of General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of General and administrative expenses

	For the year ended December 31,
	2025	2024
Wage and salaries	2,238	1,502
Share based compensation	323	189
Professional and legal fees	952	1,229
Reassessment of Provision to Agricultural Research Organization	(396)	(205)
Depreciation and amortization	236	240
Investor Relation	419	380
Office maintenance, communication, travel and others	1,155	1,066
Total	4,927	4,401